Accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Accrued Liabilities [Abstract]
Schedule of accrued liabilities
	2016	2017
Audit fees	$216	$243
Legal fees	117	59
Other professional fees	7	86
Vessel Operating and voyage expenses	7,573	5,608
Loan interest and financing fees	3,539	4,287
Income tax	267	238
Total Accrued Liabilities	$11,719	$10,521